Schedule of Investments
November 30, 2020 (unaudited)
Archer Stock Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.59%

Air Courier Services - 2.59%
FedEx Corp.	2,000	573,160

Beverages - 1.63%
Coca-Cola Co.	7,000	361,200

Biological Products (No Diagnostic Substances) - 2.58%
CRISPR Therapeutics AG (Switzerland) (2)	4,500	571,140

Computer & Office Equipment - 2.00%
Cisco Systems, Inc.	10,273	441,944

Electric Services - 3.41%
NextEra Energy, Inc.	10,260	755,033

Electronic Computers - 2.96%
Apple, Inc.	5,500	654,775

Fire, Marine & Casualty Insurance - 1.86%
Berkshire Hathaway, Inc. Class B (2)	1,800	412,038

Guided Missiles & Space Vehicles & Parts - 1.01%
Lockheed Martin Corp.	612	223,380

Hospital & Medical Service Plans - 2.28%
Centene Corp. (2)	8,200	505,530

Industrial Inorganic Chemicals - 1.97%
Linde Plc. (United Kingdom)	1,700	435,914

Industrial Instruments For Measurement, Display & Control - 2.40%
MKS Instruments, Inc.	3,850	531,223

Measuring & Controlling Devices - 2.73%
Thermo Fisher Scientific, Inc.	1,300	604,474

Motor Vehicles & Passenger Car Bodies - 0.52%
Rev Group, Inc. (2)	12,500	115,500

National Commercial Banks - 3.18%
Bank of America Corp.	12,000	337,920
JPMorgan Chase & Co.	3,100	365,428

		703,348

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.30%
Intuitive Surgical, Inc. (2)	700	508,235

Personal Credit Institutions - 1.72%
Discover Financial Services	5,000	380,850

Pharmaceutical Preparations - 3.75%
Abbott Laboratories	4,400	476,168
Merck & Co., Inc.	4,400	353,716

		829,884

Railroads, Line-Haul Operating - 1.94%
Union Pacific Corp.	2,100	428,568

Retail - Building Materials, Hardware, Garden Supply - 1.05%
Tractor Supply Co.	1,650	232,337

Retail - Catalog & Mail-Order Houses - 2.86%
Amazon.com, Inc. (2)	200	633,608

Retail - Drug Stores and Proprietary Stores - 2.05%
CVS Health Corp.	6,700	454,193

Retail - Eating & Drinking Places - 1.99%
Starbucks Corp.	4,500	441,090

Retail-Eating Places - 3.60%
Chipotle Mexican Grill, Inc. (2)	316	407,460
McDonald's Corp.	1,790	389,217

		796,677

Retail - Lumber & Other Building Materials Dealers - 2.00%
Home Depot, Inc.	1,600	443,856

Retail - Retail Stores - 1.87%
Ulta Beauty, Inc. (2)	1,500	413,100

Semiconductors & Related Devices - 5.02%
NVIDIA Corp.	940	503,896
Skyworks Solutions, Inc.	4,300	607,031

		1,110,927

Services - Business Services - 5.19%
PayPal Holdings, Inc. (2)	3,300	706,596
Visa, Inc. Class A	2,100	441,735

		1,148,331

Services - Computer Programming, Data Processing, Etc. - 5.60%
Alphabet, Inc. Class A (2)	359	629,830
Facebook, Inc. Class A (2)	2,200	609,334

		1,239,164

Services - Equipment Rental & Leasing - 1.92%
United Rentals, Inc. (2)	1,870	424,453

Services - Medical Laboratories - 4.55%
Guardant Health, Inc. (2)	4,275	517,788
Laboratory Corp. of America Holdings (2)	2,450	489,608

		1,007,396

Services - Miscellaneous Health & Allied Services - 1.94%
ICON Plc. (Ireland) (2)	2,200	428,736

Services - Offices & Clinics of Doctors of Medicine - 2.42%
Teladoc Health, Inc. (2)	2,700	536,679

Services - Prepackaged Software - 6.83%
Adobe, Inc. (2)	970	464,116
Cloudflare, Inc. (2)	6,200	465,496
Microsoft Corp.	2,725	583,341

		1,512,953

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.91%
Procter & Gamble Co.	3,050	423,554

Surgical & Medical Instruments & Apparatus - 2.00%
Stryker Corp.	1,900	443,460

Technology Hardware, Storage & Total - 1.51%
Xilinx, Inc.	2,300	334,765

Telephone Communications (No Radio Telephone) - 1.91%
Verizon Communications, Inc.	7,000	422,870

Television Broadcasting Stations - 0.56%
Liberty Media Corp. - Liberty Braves Group Series C (2)	5,000	125,000

Total Common Stock	(Cost $ 13,075,786)	21,609,345

Real Estate Investment Trusts - 1.92%

American Tower Corp.	1,840	425,408

Total Registered Investment Companies	(Cost $ 300,523)	425,408

Money Market Registered Investment Companies - 0.38%

Federated Treasury Obligation Fund - Institutional Shares - .01% (3)	84,157	84,157

Total Money Market Registered Investment Companies	(Cost $ 84,157)	84,157

Total Investments - 99.89%	(Cost $ 13,460,466)	22,118,910

Other Assets less Liabilities - .11%		23,454

Total Net Assets - 100.00%		22,142,364

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$22,118,910	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$22,118,910	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at November 30, 2020.